Portfolio of Investments
Columbia Dividend Income Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Communication Services 4.2%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	5,939,440	165,650,982
Verizon Communications, Inc.	6,383,073	352,983,937
Total		518,634,919
Media 2.5%
Comcast Corp., Class A	13,862,688	730,840,911
Total Communication Services		1,249,475,830
Consumer Discretionary 7.5%
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	1,116,000	230,052,240
Internet & Direct Marketing Retail 1.4%
eBay, Inc.	7,216,866	407,175,579
Multiline Retail 2.5%
Target Corp.	4,036,927	740,533,889
Specialty Retail 2.8%
Best Buy Co., Inc.	1,425,156	143,014,405
Home Depot, Inc. (The)	2,463,451	636,407,931
TJX Companies, Inc. (The)	1,150,000	75,888,500
Total		855,310,836
Total Consumer Discretionary		2,233,072,544
Consumer Staples 6.5%
Beverages 1.1%
PepsiCo, Inc.	2,630,747	339,866,205
Food & Staples Retailing 1.0%
Walmart, Inc.	2,351,760	305,540,659
Food Products 1.0%
Hershey Co. (The)	955,185	139,122,695
Mondelez International, Inc., Class A	2,800,000	148,848,000
Total		287,970,695
Household Products 2.5%
Kimberly-Clark Corp.	1,910,000	245,110,300
Procter & Gamble Co. (The)	4,017,310	496,258,304
Total		741,368,604
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.9%
Philip Morris International, Inc.	3,380,677	284,044,482
Total Consumer Staples		1,958,790,645
Energy 3.8%
Oil, Gas & Consumable Fuels 3.8%
Chevron Corp.	5,635,386	563,538,600
ConocoPhillips Co.	3,550,776	184,675,860
EOG Resources, Inc.	3,219,101	207,825,160
Phillips 66	2,008,694	166,822,037
Total		1,122,861,657
Total Energy		1,122,861,657
Financials 17.1%
Banks 8.5%
Bank of America Corp.	21,695,895	753,064,516
JPMorgan Chase & Co.	6,456,525	950,206,784
PNC Financial Services Group, Inc. (The)	2,709,284	456,135,054
U.S. Bancorp	7,959,102	397,955,100
Total		2,557,361,454
Capital Markets 4.1%
BlackRock, Inc.	373,924	259,690,218
CME Group, Inc.	1,696,548	338,800,636
Northern Trust Corp.	3,237,810	308,012,865
T. Rowe Price Group, Inc.	2,068,332	335,359,351
Total		1,241,863,070
Insurance 4.5%
Allstate Corp. (The)	3,932,022	419,153,545
Chubb Ltd.	2,950,123	479,630,997
Marsh & McLennan Companies, Inc.	3,768,181	434,169,815
Total		1,332,954,357
Total Financials		5,132,178,881
Health Care 12.5%
Biotechnology 0.4%
Gilead Sciences, Inc.	1,809,856	111,125,158
Columbia Dividend Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	1,510,305	180,904,333
Baxter International, Inc.	2,146,569	166,766,946
Medtronic PLC	3,400,022	397,700,573
Total		745,371,852
Health Care Providers & Services 1.3%
UnitedHealth Group, Inc.	1,176,500	390,856,830
Pharmaceuticals 8.3%
Bristol-Myers Squibb Co.	6,600,622	404,816,147
Eli Lilly and Co.	2,430,190	497,921,629
Johnson & Johnson	6,150,860	974,665,276
Merck & Co., Inc.	8,547,930	620,750,677
Total		2,498,153,729
Total Health Care		3,745,507,569
Industrials 13.8%
Aerospace & Defense 2.3%
Lockheed Martin Corp.	1,608,524	531,215,051
Northrop Grumman Corp.	600,000	174,996,000
Total		706,211,051
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	1,695,662	267,626,333
Building Products 1.5%
Trane Technologies PLC	2,978,312	456,396,531
Commercial Services & Supplies 1.0%
Waste Management, Inc.	2,749,073	304,844,705
Electrical Equipment 0.9%
Eaton Corp. PLC	2,010,234	261,712,364
Industrial Conglomerates 1.9%
Honeywell International, Inc.	2,787,114	563,972,518
Machinery 2.9%
Cummins, Inc.	1,015,618	257,154,478
Deere & Co.	945,634	330,139,742
Parker-Hannifin Corp.	960,000	275,481,600
Total		862,775,820
Road & Rail 2.4%
Union Pacific Corp.	3,445,458	709,626,530
Total Industrials		4,133,165,852
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 22.1%
Communications Equipment 2.0%
Cisco Systems, Inc.	13,262,682	595,096,541
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	1,998,235	259,830,497
IT Services 4.7%
Accenture PLC, Class A	1,435,183	360,087,415
Automatic Data Processing, Inc.	1,891,863	329,221,999
Fidelity National Information Services, Inc.	1,710,000	235,980,000
International Business Machines Corp.	4,102,379	487,895,935
Total		1,413,185,349
Semiconductors & Semiconductor Equipment 9.8%
Analog Devices, Inc.	2,560,188	398,928,494
Broadcom, Inc.	1,566,365	735,987,923
KLA Corp.	1,681,197	523,238,942
Lam Research Corp.	1,173,350	665,512,387
Texas Instruments, Inc.	3,474,578	598,565,552
Total		2,922,233,298
Software 4.0%
Citrix Systems, Inc.	1,482,340	198,010,977
Microsoft Corp.	4,343,792	1,009,410,385
Total		1,207,421,362
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc.	1,783,850	216,309,651
Total Information Technology		6,614,076,698
Materials 1.4%
Containers & Packaging 1.4%
Avery Dennison Corp.	944,595	165,502,490
Packaging Corp. of America	846,552	111,761,795
Sonoco Products Co.	2,372,646	141,338,522
Total		418,602,807
Total Materials		418,602,807

2	Columbia Dividend Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITS) 2.3%
AvalonBay Communities, Inc.	597,680	105,042,260
Crown Castle International Corp.	1,006,698	156,793,214
Digital Realty Trust, Inc.	2,100,000	282,933,000
Extra Space Storage, Inc.	1,261,496	158,570,047
Total		703,338,521
Total Real Estate		703,338,521
Utilities 5.2%
Electric Utilities 3.1%
American Electric Power Co., Inc.	2,387,664	178,716,650
Duke Energy Corp.	797,205	68,232,776
Eversource Energy	2,180,626	173,316,155
NextEra Energy, Inc.	3,440,460	252,805,001
Pinnacle West Capital Corp.	967,632	67,666,506
Xcel Energy, Inc.	3,161,460	185,229,941
Total		925,967,029
Multi-Utilities 2.1%
Ameren Corp.	2,438,687	171,366,535
CMS Energy Corp.	2,516,735	136,180,531
DTE Energy Co.	1,124,000	132,317,280
WEC Energy Group, Inc.	2,432,724	196,174,863
Total		636,039,209
Total Utilities		1,562,006,238
Total Common Stocks (Cost $20,224,094,628)		28,873,077,242

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(a),(b)	966,839,230	966,742,546
Total Money Market Funds (Cost $966,919,527)		966,742,546
Total Investments in Securities (Cost: $21,191,014,155)		29,839,819,788
Other Assets & Liabilities, Net		118,416,946
Net Assets		29,958,236,734

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	806,457,121	3,007,503,631	(2,847,076,788)	(141,418)	966,742,546	(27,826)	951,248	966,839,230
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Dividend Income Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT139_05_L01_(04/21)